Segment Information - Summary of Information on Reportable Segments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of operating segments [line items]
Revenue	₨ 544,871	$ 8,368	₨ 550,402	₨ 512,440
Segment Result Total	84,294	1,295	93,879	96,860
Finance expense	(5,830)	(90)	(5,942)	(5,378)
Finance and other income	23,999	369	22,419	23,451
Share of profit/ (loss) of equity accounted investee	11
Profit before tax	102,474	1,574	110,356	114,933
Income tax expense	(22,390)	(344)	(25,213)	(25,366)
Profit for the year	80,084	$ 1,230	85,143	89,567
Depreciation and amortization	21,124		23,107	14,965
Information Technology Services [member]
Disclosure of operating segments [line items]
Other operating income			4,082
Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	546,359		554,179	516,307
Other operating income			4,082
Segment Result	80,947		90,748	95,796
Unallocated	3,347		(951)	1,064
Operating Segments [member] | Information Technology Services [member]
Disclosure of operating segments [line items]
Revenue	528,410		528,440	487,316
Other operating income			4,082
Segment Result	80,266		92,934	97,189
Unallocated	3,347		(951)	1,064
Segment Result Total	83,613		96,065	98,253
Operating Segments [member] | Information Technology Services [member] | Banking Financial Services and Insurance (BFSI) [member]
Disclosure of operating segments [line items]
Revenue	148,062		135,967	128,147
Segment Result	24,626		24,939	27,902
Operating Segments [member] | Information Technology Services [member] | Healthcare and Lifesciences (HLS) [member]
Disclosure of operating segments [line items]
Revenue	74,177		82,242	58,358
Segment Result	9,620		9,479	12,009
Operating Segments [member] | Information Technology Services [member] | Consumer Business Unit (CBU) [member]
Disclosure of operating segments [line items]
Revenue	83,762		83,417	79,514
Segment Result	13,060		14,493	13,590
Operating Segments [member] | Information Technology Services [member] | Energy, Natural Resources and Utilities (ENU) [member]
Disclosure of operating segments [line items]
Revenue	68,427		68,883	70,866
Segment Result	8,060		14,421	13,475
Operating Segments [member] | Information Technology Services [member] | Manufacturing and Technology (MNT) [member]
Disclosure of operating segments [line items]
Revenue	120,272		119,175	113,422
Segment Result	21,742		23,453	24,223
Operating Segments [member] | Information Technology Services [member] | Communications (COMM) [member]
Disclosure of operating segments [line items]
Revenue	33,710		38,756	37,009
Segment Result	3,158		6,149	5,990
Operating Segments [member] | Information Technology Products [member]
Disclosure of operating segments [line items]
Revenue	17,998		25,922	29,722
Segment Result	362		(1,680)	(1,007)
Segment Result Total	362		(1,680)	(1,007)
Material Reconciling Items [member]
Disclosure of operating segments [line items]
Revenue	(49)		(183)	(731)
Segment Result	319		(506)	(386)
Segment Result Total	₨ 319		₨ (506)	₨ (386)